Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio	Apr. 29, 2024
Select Technology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	59.83%
Past 5 years	24.93%
Past 10 years	18.66%
Select Technology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	59.83%
Past 5 years	22.54%
Past 10 years	15.82%
Select Technology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	35.42%
Past 5 years	19.90%
Past 10 years	14.52%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1525
Average Annual Return:
Past 1 year	52.64%
Past 5 years	25.01%
Past 10 years	19.45%